Fair Value Measurements, Derivative Instruments and Hedging Activities - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Detail) (Designated as hedging instruments, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ (11)	$ 48	$ (13)
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	(1)	16	76
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ 2	$ (11)	$ (4)